CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit for the year	¥ 6,898	¥ 5,898	¥ 4,818
Other comprehensive income: Items that may be reclassified subsequently to profit or loss
Cash flow hedge: fair value movement of derivative financial instruments	25	8	13
Fair value movement of available-for-sale financial assets	123	362
Share of other comprehensive income (loss) of associates	2	(2)	(7)
Deferred tax relating to above items	(37)	(92)	(3)
Other comprehensive income for the year	113	276	3
Total comprehensive income for the year	7,011	6,174	4,821
Total comprehensive income attributable to:
Equity shareholders of the Company	6,028	5,196	3,742
Non-controlling interests	983	978	1,079
Total comprehensive income for the year	¥ 7,011	¥ 6,174	¥ 4,821